Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Fund Shares Dated December 20, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.08%
12b-1 Distribution Fee	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses[1]	0.15%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
12b-1 Distribution Fee	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses[1]	0.20%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated December 20, 2013

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index Fund

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.01%
12b-1 Distribution Fee	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses[1]	0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103

Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index Fund

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.01%
12b-1 Distribution Fee	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses[1]	0.08%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103